Taxation	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
TAXATION
14.	TAXATION

The following is a summary of the Company’s income (loss) before taxes allocated between domestic and foreign operations:

	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Domestic:
Bermuda	91,769	72,827	37,423
Foreign:
U.K.	28,494	17,029	11,493
Other*	5,785	2,310	(288)
Income before taxes	126,048	92,166	48,628

●	International General Insurance Holdings Ltd. is not subject to income tax according to the tax law in Bermuda.

●	International General Insurance Co. Ltd is a tax-exempt company according to the tax law in Bermuda.

●	IGI UK and North Star Underwriting Limited are subject to corporate taxation in accordance with the UK Tax Law. An increase from the current 19% UK corporation tax rate to 25%, effective from 1 April 2023, was announced in the Budget on 3 March 2021 and enacted on 10 June 2021.

*	Income (loss) before taxes in “Other” mostly relates to subsidiaries and branches operating in Labuan, Morocco, Jordan, Norway, and U.A.E. with the following tax rules applicable:

●	International General Insurance Company (Europe) SE (IGI Europe) is subject to the normal standard rate in Malta of 35%.

●	According to the Labuan Business Activity Tax Law, Labuan registered entities are subject to 3% tax on the audited net income.

●	IGI Casablanca – Representative Office has no income sources. According to Casablanca Finance City Tax Code, regional offices are taxed at a rate of 10%. The taxable base is 5% of the operating cost.

●	I.G.I Underwriting is a tax-exempt company in Jordan as its main business activity is to act as an underwriting agent in respect of insurance and reinsurance business written outside Jordan.

●	IGI Nordic is subject to the normal standard rate in Norway of 25%.

●	International General Insurance Holdings Limited and International General Insurance Company (Dubai) Ltd. are not subject to income tax according to the tax law in UAE.

Income tax expense (benefit) is comprised as follows:

	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Current income tax expense (benefit):
Current income tax charge	6,401	3,261	2,179
Amounts in respect of prior years	12	(22)	97

Deferred tax expense:
Origination and reversal of temporary differences	1,165	(310)	(462)
Amounts in respect of prior years	276	3	-
Income tax expense for the year	7,854	2,932	1,814

As noted above, the tax rate in Bermuda, the Company’s country of domicile, is currently zero. Application of the statutory income tax rate for operations in other jurisdictions produces a differential to the expected income tax expense as shown below. The reconciliation between the income tax expense and the amount that would result from applying the statutory rate for the Company for the years ended December 31, 2023, 2022 and 2021 is provided below

Reconciliation of tax expense and the accounting income multiplied by the applicable tax rate is as follows:

	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Income tax at expected tax rate of zero percent	-	-	-
Foreign statutory tax rates differential	7,825	3,027	1,838
Non-deductible expenses	60	73	80
Other	(31)	(168)	(104)
Income tax expense (benefit) for the year	7,854	2,932	1,814

The significant components of the deferred income tax assets and liabilities were as follows:

	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Deferred tax assets:
Operating loss carryforwards	76	398
Foreign exchange valuations	-	334
Allowance for expected credit losses	363	175
Unrealized losses on investments	3,961	4,877
Other deferred tax assets	171	4
Total deferred tax assets	4,571	5,788

Deferred tax liabilities:
Foreign exchange valuations	(220)	-
Other deferred tax valuation	(194)	-
Total deferred tax liabilities	(414)	-
Net deferred tax asset	4,157	5,788

At December 31, 2023 and 2022 the Company had operating losses of USD 217 thousand and USD 1,138 thousand in Malta. The operating losses are available to offset future taxable income and do not expire.

On December 27, 2023, the Government of Bermuda enacted the Corporate Income Tax Act 2023, which will apply a 15% corporate income tax to certain Bermuda businesses that are part of Multinational Enterprise Groups (“MNE Group”). The corporate income tax will take effect from January 1, 2025. An in scope MNE Group is an MNE Group if, with respect to any fiscal year beginning on or after January 1, 2025, the MNE Group has annual revenue of EUR 750 million or more in the consolidated financial statements of the ultimate parent entity for at least two of the four fiscal years immediately preceding such fiscal year. Based on these provisions, the Company is not currently considered an in scope MNE Group.

An increase from the current 19% UK corporation tax rate to 25%, effective from April 1, 2023, was announced in the Budget on March 3, 2021 and enacted on June 10, 2021. As a result, UK deferred tax balances have been revalued to take this rate change into account, where relevant.

In January 2022, the Ministry of Finance in the UAE announced that it will introduce federal Corporate tax (CT) on the net profits of businesses. The tax will become applicable on 1 January 2024.

At December 31, 2023, the Group’s current income tax payable (included in “Other liabilities”) was USD 2,854 thousand. The tax returns that remain subject to examination by major tax jurisdictions are as follows:

At December 31, 2023	Open Tax Years

Major tax Jurisdiction
UK	2023
Malta	2021 - 2023